Revenue - Deferred contract acquisition cost (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred contract acquisition costs at beginning balance		$ 5,549			$ 5,728	$ 5,549
Contract acquisition costs		4,456			25,062
Recognition of contract acquisition costs		(4,277)			(11,814)
Deferred contract acquisition costs at ending balance		$ 5,728	$ 5,549		$ 13,248	$ 13,248	$ 5,549
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor